Other operating income - Analysis of other operating income by category (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure of operating segments [line items]
Income on remeasurement or derecognition of financial liabilities on funding arrangements (Note 21)	£ 0	£ 539		£ 908
Research and development credit	649	333		23
Other income	0	6		9
Other operating income	15,163	15,156	[1]	2,725	[1]
BARDA
Disclosure of operating segments [line items]
Grant income	13,864	13,091		1,772
CARB-X and Innovate
Disclosure of operating segments [line items]
Grant income	£ 650	£ 1,187		£ 13

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'